Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Cash	$ 46,697,642	290,029,715	$ 41,406,533	257,167,696
Accounts receivable, net	8,229,973	51,114,718		81,844,571
Prepaid expenses and other current assets	2,193,867	13,625,663		16,057,117
Property and equipment, net	9,871,625	61,310,690		59,890,306
Accrued expenses and other payables	11,623,504	72,191,260		63,732,421
Deferred revenues	$ 1,187,694	7,376,527		27,333,088
Common shares, Par value (in dollars per share)	$ 0.01		$ 0.01
Common shares, authorized shares	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, Issued shares	46,000,312	46,000,312	45,962,376	45,962,376
Common shares, Outstanding shares	45,105,312	45,105,312	44,815,626	44,815,626
Treasury shares, number of common shares	26,440	26,440